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                                                  -----------------------------
                        UNITED STATES                     OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION  -----------------------------
                    Washington, D.C. 20549        OMB Number: 3235-0006
                                                  Expires: February 28, 1997
                           FORM 13F               Estimated average burden
                                                  Hours per response.....24.60
                                                  -----------------------------
                                                  -----------------------------
                                                          SEC USE ONLY
                                                  -----------------------------
                                                  -----------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2008

               (Please read instructions before preparing form.)

If amended report check here: [_]

Brian C. Broderick
Name of Institutional Investment Manager

Hemenway & Barnes, LLP     60 State Street      Boston,      MA        02109
   Business Address           (Street)          (City)     (State)     (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 4/th/ day of November, 2008.

                                      Brian C. Broderick
                                      (Name of Institutional Investment Manager)

                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.:
-------------------------------------  -------------------------------------
1. John M. Cornish                     28-5362
2. Michael B. Elefante                 28-06281
3. Stephen W. Kidder (35)*             28-11134
4. Lawrence T. Perera                  28-06167
5. Michael J. Puzo                     28-06165
6. Kurt F. Somerville                  28-10379
7.
8.
9.
10.

*  Refers to manager number on attached detail in Item 7.

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
AS OF SEPTEMBER 30, 2008                                 FORM 13F                    SEC FILE # BRIAN C BRODERICK \ 28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                         INVESTMENT
                                                                         DISCRETION               VOTING AUTHORITY
                                                               SHARES OR -----------              --------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL                          (A)       (B)      (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------            -------------- --------- ----------- --------- --- --- --- --------     ----     ------    ----
ABB LTD                   SPONSORED      000375204    736812     37980           XX                        27100
                          ADR                                                    XX     35                 10880
A F L A C INC             COMMON STOCK   001055102    933655     15892           XX                        10412
                                                                                 XX     35                  5480
AT&T INC                  COMMON STOCK   00206R102    289502     10369           XX                         8521
                                                                                 XX     35                  1848
ABBOTT LABS               COMMON STOCK   002824100   1909468     33162           XX                        21912
                                                                                 XX     35                 11250
ACCURAY INC               COMMON STOCK   004397105     87156     10800           XX                        10800
AMGEN INC                 COMMON STOCK   031162100    400073      6750           XX                         1850
                                                                                 XX     35                  4900
ANADARKO PETROLEUM        COMMON STOCK   032511107    248953      5132           XX                         3736
CORP                                                                             XX     35                  1396
APTARGROUP INC            COMMON STOCK   038336103   2434871     62257           XX                        37737
                                                                                 XX     35                 24520
AUTOMATIC DATA            COMMON STOCK   053015103    709436     16595           XX                        11915
PROCESSING                                                                       XX     35                  4680
B P PLC ADR               COMMON STOCK   055622104    733285     14616           XX                         6850
                                                                                 XX     35                  7766
BAXTER INT'L INC          COMMON STOCK   071813109    370022      5638           XX                         2000
                                                                                 XX     35                  3638
BRISTOL MYERS SQUIBB      COMMON STOCK   110122108    324447     15561           XX                        13921
CO                                                                               XX     35                  1640
C I G N A CORP            COMMON STOCK   125509109    222943      6561           XX     35                  6561
CVS CAREMARK              COMMON STOCK   126650100    337778     10035           XX                         6650
CORPORATION                                                                      XX     35                  3385

AS OF SEPTEMBER 30, 2008                                 FORM 13F                    SEC FILE # BRIAN C BRODERICK \ 28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                         INVESTMENT
                                                                         DISCRETION               VOTING AUTHORITY
                                                               SHARES OR -----------              --------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL                          (A)       (B)      (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------            -------------- --------- ----------- --------- --- --- --- --------     ----     ------    ----
CANADIAN NATIONAL         COMMON STOCK   136375102   2745012     57391           XX                        34653
RAILWAY CO                                                                       XX     35                 22738
CATERPILLAR INC           COMMON STOCK   149123101    984830     16524           XX                        16524
CHEVRON CORP              COMMON STOCK   166764100   1217735     14764           XX                         8314
                                                                                 XX     35                  6450
CHUBB CORPORATION         COMMON STOCK   171232101    351360      6400           XX                         6400
CISCO SYS INC             COMMON STOCK   17275R102   1012493     44880           XX                        32550
                                                                                 XX     35                 12330
CITIGROUP INC             COMMON STOCK   172967101    417847     20368           XX                          950
                                                                                 XX     35                 19418
COCA COLA CO              COMMON STOCK   191216100    256468      4850           XX     35                  4850
CONOCOPHILLIPS            COMMON STOCK   20825C104    734844     10032           XX                         9311
                                                                                 XX     35                   721
E I DU PONT DE NEMOURS    COMMON STOCK   263534109   1045221     25936           XX                        22648
& CO                                                                             XX     35                  3288
E M C CORP                COMMON STOCK   268648102    918791     76822           XX                        50972
                                                                                 XX     35                 25850
EMERSON ELECTRIC CO       COMMON STOCK   291011104   2158199     52910           XX                        32640
                                                                                 XX     35                 20270
ENCANA CORP               COMMON STOCK   292505104   3412833     51922           XX                        37442
                                                                                 XX     35                 14480
EXXON MOBIL CORP          COMMON STOCK   30231G102   7364653     94832           XX                        71376
                                                                                 XX     35                 23456
GENERAL ELECTRIC CO       COMMON STOCK   369604103   3154044    123688           XX                        95550
                                                                                 XX     35                 28138
HELMERICH & PAYNE INC     COMMON STOCK   423452101    381152      8825           XX                         3175
                                                                                 XX     35                  5650

AS OF SEPTEMBER 30, 2008                                 FORM 13F                    SEC FILE # BRIAN C BRODERICK \ 28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                         INVESTMENT
                                                                         DISCRETION               VOTING AUTHORITY
                                                               SHARES OR -----------              --------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL                          (A)       (B)      (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------            -------------- --------- ----------- --------- --- --- --- --------     ----     ------    ----
HEWLETT PACKARD CO        COMMON STOCK   428236103    386798      8365           XX                          7565
                                                                                 XX     35                    800
HONEYWELL                 COMMON STOCK   438516106    412093      9918           XX                          9918
INTERNATIONAL INC
INTEL CORPORATION         COMMON STOCK   458140100   2665785    142327           XX                        108192
                                                                                 XX     35                  34135
INTL BUSINESS             COMMON STOCK   459200101   1172407     10024           XX                          9224
MACHINES
                                                                                 XX     35                    800
INVITROGEN CORP           COMMON STOCK   46185R100    859194     22730           XX                         14470
                                                                                 XX     35                   8260
JOHNSON & JOHNSON         COMMON STOCK   478160104   5627684     81231           XX                         66336
                                                                                 XX     35                  14895
KIMBERLY CLARK            COMMON STOCK   494368103    272328      4200           XX                          4200
CORP
LINCOLN NATL              COMMON STOCK   534187109   1084506     25333           XX                         15538
CORP IND                                                                         XX     35                   9795
MATSUSHITA ELECTRIC       SPONSORED ADR  576879209    218358     12600           XX                         11600
INDL                                                                             XX     35                   1000
MCDONALD'S CORP.          COMMON STOCK   580135101    283820      4600           XX                          4000
                                                                                 XX     35                    600
MERCK & CO INC            COMMON STOCK   589331107   1437558     45550           XX                         28550
                                                                                 XX     35                  17000
MICROSOFT CORP            COMMON STOCK   594918104    974906     36527           XX                         25727
                                                                                 XX     35                  10800

AS OF SEPTEMBER 30, 2008                                 FORM 13F                    SEC FILE # BRIAN C BRODERICK \ 28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                         INVESTMENT
                                                                         DISCRETION               VOTING AUTHORITY
                                                               SHARES OR -----------              --------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL                          (A)       (B)      (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------            -------------- --------- ----------- --------- --- --- --- --------     ----     ------    ----
NOKIA CORP ADR A          COMMON STOCK   654902204    651351     34925           XX                        23750
                                                                                 XX     35                 11175
NOVARTIS AG ADR           COMMON STOCK   66987V109   2047022     38740           XX                        26175
                                                                                 XX     35                 12565
OYO GEOSPACE CORP         COMMON STOCK   671074102    223896      5700           XX                         3000
                                                                                 XX     35                  2700
ORACLE CORP               COMMON STOCK   68389X105    698034     34369           XX                        23899
                                                                                 XX     35                 10470
PEPSICO INC               COMMON STOCK   713448108   1545134     21680           XX                        13080
                                                                                 XX     35                  8600
PFIZER INC                COMMON STOCK   717081103    219657     11912           XX                        11912
PORTLAND GENERAL          COMMON STOCK   736508847    904995     38250           XX                        26950
ELECTRIC CO                                                                      XX     35                 11300
PROCTER & GAMBLE CO       COMMON STOCK   742718109   4715922     67670           XX                        48750
                                                                                 XX     35                 18920
ROCKWELL AUTOMATION       COMMON STOCK   773903109    270864      7254           XX                         7254
INC
ROCKWELL COLLINS INC      COMMON STOCK   774341101    348845      7254           XX                         7254
SAN JUAN BASIN ROYALTY    COMMON STOCK   798241105    911199     23960           XX                        19960
TRUST                                                                            XX     35                  4000
SCHLUMBERGER LTD          COMMON STOCK   806857108    357184      4574           XX                         3974
                                                                                 XX     35                   600
SIGMA ALDRICH CORP        COMMON STOCK   826552101    670976     12800           XX                        11600
                                                                                 XX     35                  1200
SIMS GROUP LTD            SPONSORED ADR  829160100    407138     17625           XX                        10050
                                                                                 XX     35                  7575
SONOSITE INC              COMMON STOCK   83568G104    370803     11809           XX                         7794
                                                                                 XX     35                  4015

AS OF SEPTEMBER 30, 2008                                 FORM 13F                    SEC FILE # BRIAN C BRODERICK \ 28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                         INVESTMENT
                                                                         DISCRETION               VOTING AUTHORITY
                                                               SHARES OR -----------              --------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL                          (A)       (B)      (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------            -------------- --------- ----------- --------- --- --- --- --------     ----     ------    ----
STATE STREET CORP         COMMON STOCK   857477103    910478     16007           XX                         5855
                                                                                 XX     35                 10152
3 M COMPANY               COMMON STOCK   88579Y101   3211253     47010           XX                        34385
                                                                                 XX     35                 12625
UNION PACIFIC CORP        COMMON STOCK   907818108   1551288     21800           XX                        18088
                                                                                 XX     35                  3712
UNITED TECHNOLOGIES       COMMON STOCK   913017109    486486      8100           XX                         8100
V F CORP                  COMMON STOCK   918204108    456903      5910           XX                         5910
WYETH                     COMMON STOCK   983024100    569800     15425           XX                         2725
                                                                                 XX     35                 12700
ZIMMER HOLDINGS INC       COMMON STOCK   98956P102    421254      6525           XX                         3615
                                                                                 XX     35                  2910
AGGREGATE TOTAL                                     73239802